N-2 - USD ($)				3 Months Ended
		Apr. 23, 2024	Apr. 08, 2024	Mar. 31, 2024	Dec. 31, 2023	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020
Cover [Abstract]
Entity Central Index Key		0001790177
Amendment Flag		false
Document Type		424B5
Entity Registrant Name		RiverNorth Flexible Municipal Income Fund, Inc.
Fee Table [Abstract]
Shareholder Transaction Expenses [Table Text Block]

Common Shareholder Transaction Expenses	As a Percentage of Offering Price
Sales Load(1)	1.00%
Offering Expenses Borne by Common Shareholders of the Fund	0.19%
Dividend Reinvestment Plan Fees(2)	None

(1)	Represents the estimated maximum commission with respect to the Common Shares being sold under this Prospectus Supplement and the accompanying Prospectus. There is no guarantee that there will be any sales of Common Shares under this Prospectus Supplement and the accompanying Prospectus. Actual sales of Common Shares under this Prospectus Supplement and the accompanying Prospectus, if any, may be less than as set forth under “Capitalization” below. In addition, the price per Common Share of any such sale may be greater or less than the price set forth under “Capitalization” above, depending on market price of the Common Shares at the time of any such sale.

(2)	There will be no brokerage charges with respect to Common Shares issued directly by the Fund under the dividend reinvestment plan. You may pay brokerage charges in connection with open market purchases or if you direct the plan agent to sell your Common Shares held in a dividend reinvestment account.

Sales Load [Percent]	[1]	1.00%
Dividend Reinvestment and Cash Purchase Fees	[2]	$ 0
Other Transaction Expenses [Abstract]
Other Transaction Expenses [Percent]		0.19%
Annual Expenses [Table Text Block]

Annual Expenses	As a Percentage of Net Assets Attributable to Common Shares
Management fee(3)	2.31%
Leverage costs(4)(5)(6)	2.78%
Other expenses	0.07%
Acquired fund fees and expenses(7)	1.71%
Total annual expenses(8)	6.87%

(3)	The management fee paid by the Fund to the Adviser is essentially an all-in fee structure (the “unified management fee”), including the fee paid to the Adviser for advisory, supervisory, administrative, shareholder servicing and other services. However, the Fund (and not the Adviser) will be responsible for certain additional fees and expenses, which are reflected in the table above, that are not covered by the unified management fee. The unified management fee also includes fees payable by the Adviser to the Subadviser for advisory services. The unified management fee is charged as a percentage of the Fund’s average daily Managed Assets, as opposed to net assets. With leverage, Managed Assets are greater in amount than net assets, because Managed Assets include assets attributable to the Fund’s use of leverage created by its borrowings and tender option bond transactions. In addition, the mark-to-market value of the Fund’s derivatives will be used for purposes of calculating Managed Assets. The management fee of 1.40% of the Fund’s Managed Assets represents 2.31% of net assets attributable to Common Shares assuming the use of leverage in an amount of 39.60% of the Fund’s Managed Assets as of December 31, 2023.

(4)	The actual amount of interest expense borne by the Fund will vary over time in accordance with the level of the Fund’s use of leverage and variations in market interest rates.

(5)	The “Leverage costs” include the expenses associated with the Fund’s tender option bond transactions, including remarketing, administration and trustee services to a TOB Issuer.

(6)	Interest and fees on leverage in the table reflect the cost to the Fund of borrowings and tender option bond transactions, expressed as a percentage of the Fund’s net assets as of December 31, 2023, based on interest rates in effect as of December 31, 2023. The table assumes the use of leverage from borrowings and the proceeds of tender option bond transactions representing, in the aggregate, 39.60% of Managed Assets, which reflects approximately the percentage of the Fund’s total Managed Assets attributable to such leverage as of December 31, 2023.

(7)	The “Acquired fund fees and expenses” disclosed above are based on the expense ratios for the most recent fiscal year of the Underlying Funds in which the Fund has invested, which may change substantially over time and, therefore, significantly affect “Acquired fund fees and expenses.” These amounts are based on the total expense ratio disclosed in each Underlying Fund’s most recent shareholder report. “Acquired fund fees and expenses” are not charged directly to the Fund, but rather reflect the estimated pro rata portion of the Underlying Funds’ fees attributable to the Fund’s investments in shares of the Underlying Funds. The 1.71% shown as “Acquired fund fees and expenses” reflects estimated operating expenses of the Underlying Funds and transaction-related fees. Certain Underlying Funds in which the Fund intends to invest generally charge management fees of 1.00% to 2.00%, which are included in “Acquired fund fees and expenses,” as applicable. Acquired fund fees and expenses are borne indirectly by the Fund, but they are not reflected in the Fund’s financial statements; and the information presented in the table will differ from that presented in the Fund’s financial highlights.

(8)

The table above assumes the use of leverage in an amount equal to 39.60% of the Fund’s Managed Assets and shows Fund expenses as a percentage of net assets attributable to Common Shares, as only Common Shareholders of the Fund will bear all of the expenses reflected in the table. The table presented below in this footnote 8 estimates what the Fund’s annual expenses would be, stated as percentages of the Fund’s net assets attributable to Common Shares, but, unlike the table above, assumes that the Fund does not utilize leverage. In accordance with these assumptions, the Fund’s expenses would be estimated to be as follows:

Annual expenses (as a percentage of net assets attributable to Common Shares)	As a Percentage of Net Assets Attributable to Common Shares (Assuming No Leverage)
Management fees	1.40%
Other Expenses	0.07%
Acquired fund fees and expenses	1.03%
Total annual expenses	2.50%

Management Fees [Percent]	[3]	2.31%
Interest Expenses on Borrowings [Percent]	[4],[5],[6]	2.78%
Acquired Fund Fees and Expenses [Percent]	[7]	1.71%
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]		0.07%
Total Annual Expenses [Percent]	[8]	6.87%
Expense Example [Table Text Block]

Example (9)

The purpose of the following table is to help a holder of Common Shares understand the fees and expenses that such holder would bear directly or indirectly. The following example illustrates the expenses you would pay on a $1,000 investment in Common Shares in the offering, assuming (1) payment in year 1 of a commission of 1.00% on the investment and estimated offering costs of $ 95,558, (2) “Total annual expenses” of 6.87% of net assets in years 1 through 10, and (3) a 5% annual return.

	1 year	3 years	5 years	10 years
Total Expenses Incurred	$ 79	$ 210	$ 336	$ 631

The example should not be considered a representation of future expenses. Actual expenses may be greater or less than those assumed.

Expense Example, Year 01	[9]	$ 79
Expense Example, Years 1 to 3	[9]	210
Expense Example, Years 1 to 5	[9]	336
Expense Example, Years 1 to 10	[9]	$ 631
Purpose of Fee Table , Note [Text Block]		The following table is intended to assist investors in understanding the fees and expenses (annualized) that an investor in Common Shares would bear, directly or indirectly.
Management Fee not based on Net Assets, Note [Text Block]		The management fee paid by the Fund to the Adviser is essentially an all-in fee structure (the “unified management fee”), including the fee paid to the Adviser for advisory, supervisory, administrative, shareholder servicing and other services. However, the Fund (and not the Adviser) will be responsible for certain additional fees and expenses, which are reflected in the table above, that are not covered by the unified management fee. The unified management fee also includes fees payable by the Adviser to the Subadviser for advisory services. The unified management fee is charged as a percentage of the Fund’s average daily Managed Assets, as opposed to net assets. With leverage, Managed Assets are greater in amount than net assets, because Managed Assets include assets attributable to the Fund’s use of leverage created by its borrowings and tender option bond transactions. In addition, the mark-to-market value of the Fund’s derivatives will be used for purposes of calculating Managed Assets. The management fee of 1.40% of the Fund’s Managed Assets represents 2.31% of net assets attributable to Common Shares assuming the use of leverage in an amount of 39.60% of the Fund’s Managed Assets as of December 31, 2023.
Acquired Fund Fees and Expenses, Note [Text Block]		The “Acquired fund fees and expenses” disclosed above are based on the expense ratios for the most recent fiscal year of the Underlying Funds in which the Fund has invested, which may change substantially over time and, therefore, significantly affect “Acquired fund fees and expenses.” These amounts are based on the total expense ratio disclosed in each Underlying Fund’s most recent shareholder report. “Acquired fund fees and expenses” are not charged directly to the Fund, but rather reflect the estimated pro rata portion of the Underlying Funds’ fees attributable to the Fund’s investments in shares of the Underlying Funds. The 1.71% shown as “Acquired fund fees and expenses” reflects estimated operating expenses of the Underlying Funds and transaction-related fees. Certain Underlying Funds in which the Fund intends to invest generally charge management fees of 1.00% to 2.00%, which are included in “Acquired fund fees and expenses,” as applicable. Acquired fund fees and expenses are borne indirectly by the Fund, but they are not reflected in the Fund’s financial statements; and the information presented in the table will differ from that presented in the Fund’s financial highlights.
Acquired Fund Fees Estimated, Note [Text Block]		The 1.71% shown as “Acquired fund fees and expenses” reflects estimated operating expenses of the Underlying Funds and transaction-related fees.
General Description of Registrant [Abstract]
Share Price [Table Text Block]

	MARKET PRICE		NET ASSET VALUE		PREMIUM/(DISCOUNT) TO NET ASSET VALUE
Quarter Ended	High	Low	High	Low	High	Low
June 30, 2020	$20.24	$18.76	$19.82	$20.44	2.12%	-8.22%
September 30, 2020	$20.78	$19.62	$22.82	$21.72	-8.94%	-9.66%
December 31, 2020	$21.99	$20.00	$23.41	$21.98	-6.07%	-9.01%
March 31, 2021	$23.40	$20.95	$24.15	$23.33	-3.11%	-10.20%
June 30, 2021	$24.41	$22.25	$24.85	$24.06	-1.77%	-7.54%
September 30, 2021	$24.63	$23.25	$24.81	$24.16	-0.71%	-3.77%
December 31, 2021	$23.64	$21.65	$23.94	$23.15	-1.25%	-6.48%
March 31, 2022	$22.45	$18.29	$22.98	$20.04	-2.32%	-8.73%
June 30, 2022	$18.74	$15.95	$20.29	$17.64	-7.64%	-9.58%
September 30, 2022	$17.94	$15.60	$19.20	$17.17	-6.56%	-9.16%
December 31, 2022	$17.00	$14.68	$17.76	$16.45	-4.28%	-10.76%
March 31, 2023	$16.70	$15.10	$1.24	$17.16	-8.44%	-12.00%
June 30, 2023	$15.94	$14.85	$17.75	$16.54	-10.20%	-10.22%
September 30, 2023	$16.34	$14.19	$17.04	$15.72	-4.11%	-9.73%
December 31, 2023	$15.47	$12.92	$16.93	$15.07	-8.62%	-14.27%
March 31, 2024	$16.35	$15.17	$17.25	$16.81	-5.22%	-9.76%

Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Securities [Table Text Block]

The following table provides information about the Fund’s outstanding securities as of April 8, 2024:

(1)	(2)	(3)	(4)
Title of Class	Amount Authorized	Amount Held by Fund or for its account	Amount Outstanding Exclusive of Amount Shown under (3) As of March 9, 2023
Common Stock	50,000,000	None	6,114,699

Common Shares [Member]
General Description of Registrant [Abstract]
Lowest Price or Bid				$ 15.17	$ 12.92	$ 14.19	$ 14.85	$ 15.10	$ 14.68	$ 15.60	$ 15.95	$ 18.29	$ 21.65	$ 23.25	$ 22.25	$ 20.95	$ 20.00	$ 19.62	$ 18.76
Highest Price or Bid				16.35	15.47	16.34	15.94	16.70	17.00	17.94	18.74	22.45	23.64	24.63	24.41	23.40	21.99	20.78	20.24
Lowest Price or Bid, NAV				16.81	15.07	15.72	16.54	17.16	16.45	17.17	17.64	20.04	23.15	24.16	24.06	23.33	21.98	21.72	20.44
Highest Price or Bid, NAV				$ 17.25	$ 16.93	$ 17.04	$ 17.75	$ 1.24	$ 17.76	$ 19.20	$ 20.29	$ 22.98	$ 23.94	$ 24.81	$ 24.85	$ 24.15	$ 23.41	$ 22.82	$ 19.82
Highest Price or Bid, Premium (Discount) to NAV [Percent]				(5.22%)	(8.62%)	(4.11%)	(10.20%)	(8.44%)	(4.28%)	(6.56%)	(7.64%)	(2.32%)	(1.25%)	(0.71%)	(1.77%)	(3.11%)	(6.07%)	(8.94%)	2.12%
Lowest Price or Bid, Premium (Discount) to NAV [Percent]				(9.76%)	(14.27%)	(9.73%)	(10.22%)	(12.00%)	(10.76%)	(9.16%)	(9.58%)	(8.73%)	(6.48%)	(3.77%)	(7.54%)	(10.20%)	(9.01%)	(9.66%)	(8.22%)
Share Price			$ 16.43
NAV Per Share			$ 17.02
Latest Premium (Discount) to NAV [Percent]			3.47%
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]			Common Stock
Outstanding Security, Authorized [Shares]			50,000,000
Outstanding Security, Held [Shares]			0
Outstanding Security, Not Held [Shares]			6,114,699

[1]	Represents the estimated maximum commission with respect to the Common Shares being sold under this Prospectus Supplement and the accompanying Prospectus. There is no guarantee that there will be any sales of Common Shares under this Prospectus Supplement and the accompanying Prospectus. Actual sales of Common Shares under this Prospectus Supplement and the accompanying Prospectus, if any, may be less than as set forth under “Capitalization” below. In addition, the price per Common Share of any such sale may be greater or less than the price set forth under “Capitalization” above, depending on market price of the Common Shares at the time of any such sale.
[2]	There will be no brokerage charges with respect to Common Shares issued directly by the Fund under the dividend reinvestment plan. You may pay brokerage charges in connection with open market purchases or if you direct the plan agent to sell your Common Shares held in a dividend reinvestment account.
[3]	The management fee paid by the Fund to the Adviser is essentially an all-in fee structure (the “unified management fee”), including the fee paid to the Adviser for advisory, supervisory, administrative, shareholder servicing and other services. However, the Fund (and not the Adviser) will be responsible for certain additional fees and expenses, which are reflected in the table above, that are not covered by the unified management fee. The unified management fee also includes fees payable by the Adviser to the Subadviser for advisory services. The unified management fee is charged as a percentage of the Fund’s average daily Managed Assets, as opposed to net assets. With leverage, Managed Assets are greater in amount than net assets, because Managed Assets include assets attributable to the Fund’s use of leverage created by its borrowings and tender option bond transactions. In addition, the mark-to-market value of the Fund’s derivatives will be used for purposes of calculating Managed Assets. The management fee of 1.40% of the Fund’s Managed Assets represents 2.31% of net assets attributable to Common Shares assuming the use of leverage in an amount of 39.60% of the Fund’s Managed Assets as of December 31, 2023.
[4]	Interest and fees on leverage in the table reflect the cost to the Fund of borrowings and tender option bond transactions, expressed as a percentage of the Fund’s net assets as of December 31, 2023, based on interest rates in effect as of December 31, 2023. The table assumes the use of leverage from borrowings and the proceeds of tender option bond transactions representing, in the aggregate, 39.60% of Managed Assets, which reflects approximately the percentage of the Fund’s total Managed Assets attributable to such leverage as of December 31, 2023.
[5]	The actual amount of interest expense borne by the Fund will vary over time in accordance with the level of the Fund’s use of leverage and variations in market interest rates.
[6]	The “Leverage costs” include the expenses associated with the Fund’s tender option bond transactions, including remarketing, administration and trustee services to a TOB Issuer.
[7]	The “Acquired fund fees and expenses” disclosed above are based on the expense ratios for the most recent fiscal year of the Underlying Funds in which the Fund has invested, which may change substantially over time and, therefore, significantly affect “Acquired fund fees and expenses.” These amounts are based on the total expense ratio disclosed in each Underlying Fund’s most recent shareholder report. “Acquired fund fees and expenses” are not charged directly to the Fund, but rather reflect the estimated pro rata portion of the Underlying Funds’ fees attributable to the Fund’s investments in shares of the Underlying Funds. The 1.71% shown as “Acquired fund fees and expenses” reflects estimated operating expenses of the Underlying Funds and transaction-related fees. Certain Underlying Funds in which the Fund intends to invest generally charge management fees of 1.00% to 2.00%, which are included in “Acquired fund fees and expenses,” as applicable. Acquired fund fees and expenses are borne indirectly by the Fund, but they are not reflected in the Fund’s financial statements; and the information presented in the table will differ from that presented in the Fund’s financial highlights.
[8]	The table above assumes the use of leverage in an amount equal to 39.60% of the Fund’s Managed Assets and shows Fund expenses as a percentage of net assets attributable to Common Shares, as only Common Shareholders of the Fund will bear all of the expenses reflected in the table. The table presented below in this footnote 8 estimates what the Fund’s annual expenses would be, stated as percentages of the Fund’s net assets attributable to Common Shares, but, unlike the table above, assumes that the Fund does not utilize leverage. In accordance with these assumptions, the Fund’s expenses would be estimated to be as follows:
[9]	The example should not be considered a representation of future expenses and includes the expenses of the offering. The example assumes that the estimated ''Other expenses'' set forth in the table are accurate and that all dividends and distributions are reinvested at the Common Share NAV and that the Fund is engaged in leverage of 39.60% of Managed Assets, assuming interest and fees on leverage of 4.24%. The interest and fees on leverage is expressed as an interest rate and represents interest and fees payable pursuant to the Pershing Facility, as well as interest and fees payable for the Fund's tender option bond transactions. Actual expenses may be greater or less than those assumed. Moreover, the Fund's actual rate of return may be greater or less than the hypothetical 5% annual return shown in the example.